Property and Equipment, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

As of March 31, 2025 and December 31, 2024, the property and equipment consisted of the following:

	March 31,	December 31,
	2025	2024
Land	$444,906	$444,906
Buildings and recreational facilities	2,277,738	2,262,814
Properties improvements	1,939,018	1,939,018
Furniture and equipment	190,288	190,288
	4,851,950	4,837,026
Less - accumulated depreciation	(1,803,887)	(1,753,103)
	$3,048,063	$3,083,923

As of December 31, 2024 and 2023, the property and equipment consisted of the following:

	As of December 31,
	2024	2023
Land	$444,906	$444,906
Buildings and recreational facilities	2,262,814	2,242,904
Properties improvements	1,939,018	1,790,213
Furniture and equipment	190,288	128,888
	4,837,026	4,606,911
Less - accumulated depreciation	(1,753,103)	(1,551,990)
	$3,083,923	$3,054,921